Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Entity Registrant Name	SINGLEPOINT INC.
Entity Central Index Key	0001443611
Document Type	POS AM
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Document Period End Date	Jun. 30, 2022
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-1240905
Entity Address Address Line 1	2999 North 44th Street Suite 530
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
City Area Code	888
Local Phone Number	682-7464